Concentrations (Details) - Schedule of Suppliers Total Purchases - Supplier Concentration Risk [Member] - Purchase [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplier A [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 318,777
Total purchase, Percentage		22.00%
Supplier B [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 191,133
Total purchase, Percentage	29.00%
Supplier C [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 75,810
Total purchase, Percentage	11.00%
Supplier D [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 167,867
Total purchase, Percentage		12.00%
Supplier E [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 79,751
Total purchase, Percentage	12.00%
Supplier [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 346,694	$ 486,644
Total purchase, Percentage	52.00%	34.00%